Private Financing, August 2012	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Private Financing, August 2012 [Text Block]
12.	Private Financing, August 2012

On August 30, 2012, we entered into a Securities Purchase Agreement with certain accredited investors, pursuant to which the Company offered the Investors the option to purchase either (i) Class A Units, with each Class A Unit consisting of one share of the Company’s common stock, par value $0.001 per share and (b) a common stock purchase warrant (each a “Warrant,” and, collectively, the “ Warrants ”) to purchase one share of Common Stock at an exercise price of $4.25 per share, or (ii) Class B Units, with each Class B Unit consisting of one share of the Company’s Series C Preferred Stock, par value $0.001 per share, and a Warrant. The per unit price for each of the Class A Units and the Class B Units was $4.00.

On August 30, 2012, the Company closed the transactions contemplated by the Purchase Agreement and issued and sold to Investors (i) an aggregate of 646,250 Class A Units (consisting of an aggregate of 646,250 shares of Common Stock and Warrants to purchase 646,250 shares of Common Stock), and (ii) an aggregate of 250,000 Class B Units (consisting of an aggregate of 250,000 shares of Series C Preferred Stock and Warrants to purchase 250,000 shares of Common Stock). The Company received aggregate gross proceeds of $3,585,000.

The proceeds from the sale were allocated to Common Stock, Series C Convertible, Preferred Stock, warrants and beneficial conversion features based on the relative fair value of the securities in accordance with ASC 470-20-30. The value of the Common Stock and Series C Preferred stock was based on the closing price paid by investors. The fair value of the warrants was calculated using the Black-Scholes model with the following assumptions: expected life of 5 years, expected dividend rate of 0%, volatility of 75% and an interest rate of . 66%. The exercise price of the warrants is $4.25.

The Company recognized a beneficial conversion feature discount on Series C Convertible Preferred Stock at its intrinsic value, which was the fair value of the common stock at the commitment date for Series C Convertible Preferred Stock investment, less the effective conversion price. The Company recognized approximately $342,000 of beneficial conversion feature as an increase in additional paid in capital in the accompanying consolidated balance sheet on the date of issuance of Series C Convertible Preferred Stocks since these shares were convertible at the issuance date. The Series C Preferred Stock is classified as temporary equity at March 31, 2013, based on its conversion characteristics. The Series C Preferred Stock is not deemed to be an embedded derivative instrument to be bifurcated since it’s indexed to its own stock.

In accordance with FASB ASC 815-40-15-5, “Determining Whether an Instrument (or Embedded Feature) is Indexed to an Entity’s Own Stock”, the warrants have been characterized as derivative liabilities to be re-measured at the end of every reporting period with the change in value reported in the consolidated statement of operations. On August 30, 2012, such warrants were valued at $1,525,000 utilizing a valuation model and were initially recorded as a liability. As of March 31, 2013 and December 31, 2012, the warrant liability was re-valued using the Monte Carlo valuation as disclosed in Note 7, Fair Value Measurement, and was adjusted to its current fair value of approximately $904,000 and $878,000 as determined by the Company, resulting in a loss of approximately $25,000 for the three months ended March 31, 2013.

As a result of the Negative Clawback provisions included in the warrant agreement we have reset the exercise price from $4.25 per share to $1.50 per share. The fair value calculation on our warrant liability includes this reset.

The Purchase Agreement contained customary representations, warranties and covenants. In addition, the Company agreed to a negative clawback provision. Under the Negative Clawback, if at any time after the closing the Company consummated an underwritten public offering with respect to the purchase and sale of Common Stock or preferred stock (collectively, “ Additional Securities ”) of the Company resulting in a price per share of such Additional Securities (after giving effect to the conversion of any preferred stock to be issued in the Subsequent Public Financing) of less than $4.00, then, simultaneously with the closing of such Subsequent Public Financing, the Company shall be obligated to issue to each Investor of Class A Units only, for no additional consideration, that number of Common Shares as is equal to (i) the number of Common Shares that would have been issuable to such Class A Investor at closing if the Per Unit Purchase Price were equal to the greater of (A) the Public Financing Price and (B) $2.50, minus (ii) the number of Common Shares issued to the Class A Investor at the closing. As a result of our December 2012 retail financing the Company adjusted the number of shares in accordance with the negative clawback provisions and recorded a charge to operations of $659,000 for the issuance of additional shares. As of March 31, 2013, the Company accrued such charge which is included in other current liabilities since it was subject to shareholders’ approval which was approved in the second quarter of 2013.

The holder of shares of Series C Preferred Stock does not have the right to vote and does not have full voting rights and powers equal to the voting rights and powers of holders of the Company’s Common Stock. In addition, the holders of Series C Preferred Stock is not entitled to convert any shares of Series C Preferred Stock into shares of the Common Stock if, after giving effect to the conversion, such holder would hold in excess of 9.99% of the Company’s outstanding Common Stock. Each share of Series C Preferred Stock is convertible, at any time at the option of the holder, into such number of shares of common stock equal to the product of (i) the number of shares of Series C Preferred Stock to be converted, multiplied by (ii) $4.00 divided by (iii) the conversion price, which is equal to the lesser of (x) $4.00 and (y) the price per share paid by investors in a Subsequent Public Financing; provided , however , that the conversion price shall not, in any event, be less than $2.50. Notwithstanding the foregoing, the conversion price shall equal $4.00, and there shall be no adjustment to the conversion price resulting from the price per share paid by investors in a Subsequent Public Financing, until the provisions of the Certificate regarding the adjustment to the conversion price are approved by shareholders holding a majority of the outstanding voting securities of the Company. As a result of our December 2012 retail financing, we adjusted the conversion price of the Preferred C Shares to the floor of $2.50 and as such reflected the additional value amounting to $924,000 as a deemed dividend in the consolidated statement of operations in the year ended December 31, 2012.

Lastly, related to the August 2012 financings, the Company paid to the placement agent issuance costs of approximately $119,000 and issued shares and warrants. As of March 31, 2013, the shares and warrants were valued at approximately $471,000.

17.	Private Financing, August 2012

On August 30, 2012, we entered into a Securities Purchase Agreement with certain accredited investors, pursuant to which the Company offered the Investors the option to purchase either (i) Class A Units, with each Class A Unit consisting of one share of the Company’s common stock, par value $0.001 per share and (b) a common stock purchase warrant (each a “Warrant,” and, collectively, the “ Warrants ”) to purchase one share of Common Stock at an exercise price of $4.25 per share, or (ii) Class B Units, with each Class B Unit consisting of one share of the Company’s Series C Preferred Stock, par value $0.001 per share, and a Warrant. The per unit price for each of the Class A Units and the Class B Units was $4.00.

On August 30, 2012, the Company closed the transactions contemplated by the Purchase Agreement and issued and sold to Investors (i) an aggregate of 646,250 Class A Units (consisting of an aggregate of 646,250 shares of Common Stock and Warrants to purchase 646,250 shares of Common Stock), and (ii) an aggregate of 250,000 Class B Units (consisting of an aggregate of 250,000 shares of Series C Preferred Stock and Warrants to purchase 250,000 shares of Common Stock). The Company received aggregate gross proceeds of $3,585,000.

The proceeds from the sale were allocated to Common Stock, Series C Convertible, Preferred Stock, warrants and beneficial conversion features based on the relative fair value of the securities in accordance with ASC 470-20-30. The value of the Common Stock and Series C Preferred stock was based on the closing price paid by investors. The fair value of the warrants was calculated using the Black-Scholes model with the following assumptions: expected life of 5 years, expected dividend rate of 0%, volatility of 75% and an interest rate of . 66%. The exercise price of the warrants is $4.25.

The Company recognized a beneficial conversion feature discount on Series C Convertible Preferred Stock at its intrinsic value, which was the fair value of the common stock at the commitment date for Series C Convertible Preferred Stock investment, less the effective conversion price. The Company recognized approximately $342,000 of beneficial conversion feature as an increase in additional paid in capital in the accompanying consolidated balance sheet on the date of issuance of Series C Convertible Preferred Stocks since these shares were convertible at the issuance date. The Series C Preferred Stock have been classified as temporary equity as of December 31, 2012, based on their conversion characteristics. The Series C Preferred Stock is not deemed to be an embedded derivative instrument to be bifurcated since it’s indexed to its own stock.

In accordance with FASB ASC 815-40-15-5, “Determining Whether an Instrument (or Embedded Feature) is Indexed to an Entity’s Own Stock”, the warrants have been characterized as derivative liabilities to be re-measured at the end of every reporting period with the change in value reported in the consolidated statement of operations. On August 30, 2012, such warrants were valued at $1,525,000 utilizing a valuation model and were initially recorded as a liability. As of December 31, 2012, the warrant liability was re-valued using a Monte Carlo valuation as disclosed in Note 12, Fair Value Measurement, and was adjusted to its new fair value of approximately $878,000 as determined by the Company, resulting in a gain of approximately $647,000.

As a result of the Negative Clawback provisions included in the warrant agreement we have reset the exercise price from $4.25 per share to $1.50 per share. The fair value calculation on our warrant liability includes this reset.

The Purchase Agreement contains customary representations, warranties and covenants. In addition, the Company agreed to a negative clawback provision. Under the Negative Clawback, if at any time after the closing the Company consummates an underwritten public offering with respect to the purchase and sale of Common Stock or preferred stock (collectively, “ Additional Securities ”) of the Company resulting in a price per share of such Additional Securities (after giving effect to the conversion of any preferred stock to be issued in the Subsequent Public Financing) of less than $4.00, then, simultaneously with the closing of such Subsequent Public Financing, the Company shall be obligated to issue to each Investor of Class A Units only, for no additional consideration, that number of Common Shares as is equal to (i) the number of Common Shares that would have been issuable to such Class A Investor at closing if the Per Unit Purchase Price were equal to the greater of (A) the Public Financing Price and (B) $2.50, minus (ii) the number of Common Shares issued to the Class A Investor at the closing. As a result of our December 2012 retail financing the Company adjusted the number of shares in accordance with the negative clawback provisions and has recorded a charge to operations of $659,000 for the issuance of additional shares. As of December 31, 2012, the Company has accrued such charge which is included in other current liabilities since it’s subject to shareholders’ approval which is expected in 2013.

The holder of shares of Series C Preferred Stock will not have the right to vote and will not have full voting rights and powers equal to the voting rights and powers of holders of the Company’s Common Stock. In addition, the holders of Series C Preferred Stock will not be entitled to convert any shares of Series C Preferred Stock into shares of the Common Stock if, after giving effect to the conversion, such holder would hold in excess of 9.99% of the Company’s outstanding Common Stock. Each share of Series C Preferred Stock is convertible, at any time at the option of the holder, into such number of shares of common stock equal to the product of (i) the number of shares of Series C Preferred Stock to be converted, multiplied by (ii) $4.00 divided by (iii) the conversion price, which is equal to the lesser of (x) $4.00 and (y) the price per share paid by investors in a Subsequent Public Financing; provided , however , that the conversion price shall not, in any event, be less than $2.50. Notwithstanding the foregoing, the conversion price shall equal $4.00, and there shall be no adjustment to the conversion price resulting from the price per share paid by investors in a Subsequent Public Financing, until the provisions of the Certificate regarding the adjustment to the conversion price are approved by shareholders holding a majority of the outstanding voting securities of the Company. As a result of our December 2012 retail financing, we have adjusted the conversion price of the Preferred C Shares to the floor of $2.50 and as such have reflected the additional value amounting to $924,000 as a deemed dividend in the consolidated statement of operations.

Lastly, the Company paid issuance costs of approximately $119,000 and issued shares and warrants valued at approximately $515,000 to the placement agent related to the August 2012 financings.